Note 26 - Agreement to Build a Welded Pipe Plant in West Siberia	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of joint ventures [text block]
26	Agreement to build a welded pipe plant in West Siberia

On
February 5, 2019
Tenaris entered into an agreement with PAO Severstal to build a welded pipe plant to produce OCTG products in the Surgut area, West Siberia, Russian Federation. Tenaris holds a
49%
interest in the company, while PAO Severstal owns the remaining
51%.
The regulatory approvals and other customary conditions have been already obtained. The plant, which is estimated to require an investment of
$280
million, is planned to have an annual production capacity of
300,000
tons. During the period, Tenaris contributed approximately
$19.6
million in the project.